LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 3) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchased Loans at Acquisition Date
Contractually required payments including interest		€ 1,508
Less: Non-accretable difference		670
Cash flows expected to be collected		838
Less: Accreable yield		178
Fair Value of loans acquired		660
Rollforward of Accretable Yield
Accretable yield January 1,		114	€ 139	€ 165
Accretion		(25)	(25)	(26)
Accretable yield December 31,		89	114	139
Financing Receivable Impaired
Average recorded balance		22,439	21,480	19,290
Interest income recognized on a cash basis		281	268	113
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		12,189	11,475	8,456
Greek
Financing Receivable Impaired
Related allowance		(9,722)	(10,571)
Total recorded balance		21,416	22,356
Average recorded balance		21,529	20,267
Interest income recognized during the period the loan was impaired		322	334
Interest income recognized on a cash basis		279	266
Troubled Debt Restructurings [Abstract]
Total balance		3,153	3,651	2,452
Allowance for loan losses		(864)	(934)	(281)
Interest income recognized during the period		86	60	37
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		2,035	2,188	1,282
Foreign
Financing Receivable Impaired
Related allowance		(473)	(499)
Total recorded balance		1,256	1,400
Average recorded balance		910	1,213
Interest income recognized during the period the loan was impaired		0	8
Interest income recognized on a cash basis		2	2
Troubled Debt Restructurings [Abstract]
Total balance		216	223	188
Allowance for loan losses		(39)	(18)	(5)
Interest income recognized during the period		14	6	2
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		19	26	47
Current Loans
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	[1]	6,536	5,828	4,262
Past due 31-90 days
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		731	920	519
Past due greater than 90 days
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		4,922	4,727	3,675
Residential Mortgages | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance		2,708	1,553
Average recorded balance with no related allowance		2,130	1,078
Interest income recognized during the period the loan was impaired with no related allowance		38	24
Interest income recognized on a cash basis with no related allowance		37	24
Total recorded balance with related allowance		6,064	7,384
Average recorded balance with related allowance		6,724	7,046
Interest income recognized during the period the loan was impaired with related allowance		62	95
Interest income recognized on a cash basis with related allowance		59	84
Related allowance		(2,112)	(1,869)
Troubled Debt Restructurings [Abstract]
Total balance		1,185	1,633	1,451
Allowance for loan losses		(115)	(127)	(66)
Interest income recognized during the period		17	20	11
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		607	836	896
Residential Mortgages | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance		3	2
Average recorded balance with no related allowance		0	3
Interest income recognized during the period the loan was impaired with no related allowance		0	0
Interest income recognized on a cash basis with no related allowance		0	0
Total recorded balance with related allowance		202	197
Average recorded balance with related allowance		64	182
Interest income recognized during the period the loan was impaired with related allowance		0	7
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(25)	(25)
Troubled Debt Restructurings [Abstract]
Total balance		29	29	25
Allowance for loan losses		(3)	(1)	0
Interest income recognized during the period		0	0	0
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		1	1	1
Other consumer | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance		613	368
Average recorded balance with no related allowance		492	298
Interest income recognized during the period the loan was impaired with no related allowance		21	13
Interest income recognized on a cash basis with no related allowance		20	13
Total recorded balance with related allowance		2,208	2,774
Average recorded balance with related allowance		2,488	2,719
Interest income recognized during the period the loan was impaired with related allowance		53	68
Interest income recognized on a cash basis with related allowance		47	59
Related allowance		(1,837)	(2,243)
Troubled Debt Restructurings [Abstract]
Total balance		320	342	300
Allowance for loan losses		(72)	(62)	(49)
Interest income recognized during the period		14	17	7
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		165	139	263
Other consumer | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance		1	25
Average recorded balance with no related allowance		0	25
Interest income recognized during the period the loan was impaired with no related allowance		0	0
Interest income recognized on a cash basis with no related allowance		0	0
Total recorded balance with related allowance		116	120
Average recorded balance with related allowance		73	68
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		2	1
Related allowance		(62)	(91)
Troubled Debt Restructurings [Abstract]
Total balance		6	7	6
Allowance for loan losses		(2)	(1)	0
Interest income recognized during the period		0	0	0
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		0	0	0
Credit card | Greek
Financing Receivable Impaired
Total recorded balance with related allowance		449	705
Average recorded balance with related allowance		577	717
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(434)	(673)
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		0	0	0
Credit card | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance		0	3
Average recorded balance with no related allowance		0	3
Interest income recognized during the period the loan was impaired with no related allowance		0	0
Interest income recognized on a cash basis with no related allowance		0	0
Total recorded balance with related allowance		8	5
Average recorded balance with related allowance		7	5
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(6)	(6)
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		0	0	0
Small business loans | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance		119	171
Average recorded balance with no related allowance		145	192
Interest income recognized during the period the loan was impaired with no related allowance		2	2
Interest income recognized on a cash basis with no related allowance		2	2
Total recorded balance with related allowance		2,495	2,532
Average recorded balance with related allowance		2,482	2,439
Interest income recognized during the period the loan was impaired with related allowance		21	15
Interest income recognized on a cash basis with related allowance		15	10
Related allowance		(1,721)	(1,675)
Troubled Debt Restructurings [Abstract]
Total balance		243	263	352
Allowance for loan losses		(66)	(60)	(89)
Interest income recognized during the period		8	1	11
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		172	230	56
Small business loans | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance		0	0
Average recorded balance with no related allowance		0	0
Interest income recognized during the period the loan was impaired with no related allowance		0	0
Interest income recognized on a cash basis with no related allowance		0	0
Total recorded balance with related allowance		55	58
Average recorded balance with related allowance		56	55
Interest income recognized during the period the loan was impaired with related allowance		0	1
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(25)	(25)
Troubled Debt Restructurings [Abstract]
Total balance		10	18	12
Allowance for loan losses		(2)	(3)	(2)
Interest income recognized during the period		0	0	0
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		5	12	5
Other commercial loans | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance		696	422
Average recorded balance with no related allowance		559	412
Interest income recognized during the period the loan was impaired with no related allowance		14	6
Interest income recognized on a cash basis with no related allowance		14	6
Total recorded balance with related allowance		6,064	6,447
Average recorded balance with related allowance		5,932	5,366
Interest income recognized during the period the loan was impaired with related allowance		111	111
Interest income recognized on a cash basis with related allowance		85	68
Related allowance		(3,618)	(4,111)
Troubled Debt Restructurings [Abstract]
Total balance		1,405	1,413	349
Allowance for loan losses		(611)	(685)	(77)
Interest income recognized during the period		47	22	8
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		1,091	983	67
Other commercial loans | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance		74	65
Average recorded balance with no related allowance		81	79
Interest income recognized during the period the loan was impaired with no related allowance		0	0
Interest income recognized on a cash basis with no related allowance		0	0
Total recorded balance with related allowance		797	925
Average recorded balance with related allowance		629	793
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		0	1
Related allowance		(355)	(352)
Troubled Debt Restructurings [Abstract]
Total balance		171	169	145
Allowance for loan losses		(32)	(13)	(3)
Interest income recognized during the period		14	6	2
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		13	13	41
Payment modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		6,027	6,470	3,981
Combination modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		967	1,056	2,399
Term modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		3,459	2,111	1,348
Interest only modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		1,044	1,178	565
Other
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		€ 692	€ 660	€ 163

[1]	(1) Loans less than 30 days past due are included in current loans.